Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 59,320	$ 59,768		$ 59,380
Cost of sales		(26,141)	(26,744)		(27,396)
Gross profit		33,179	33,024		31,984
Profit/(loss) from operations		15,405	15,487		13,966
Net finance income/(expense)		(4,465)	(5,353)		(5,102)
Income tax expense		(2,850)	(3,152)		(2,234)
Profit/(loss)		8,477	7,416		6,891
Profit of the period		8,477	7,416		$ 6,891
Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		13,134	13,323
Cost of sales		(6,254)	(6,440)
Gross profit		6,879	6,883
Selling, general and administrative expenses		(4,693)	(4,659)
Other operating income/(expenses)	[1]	57	523
Profit/(loss) from operations		2,243	2,747
Net finance income/(expense)	[1]	(3,469)	(2,709)
Share of result of associates and joint ventures		2
Income tax expense		201	(43)
Profit/(loss)		(1,023)	(5)
Profit of the period		(1,023)	(5)
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		561	507
Cost of sales		(518)	(470)
Gross profit		43	37
Selling, general and administrative expenses		(74)	(139)
Other operating income/(expenses)	[1]	178	633
Profit/(loss) from operations		148	530
Net finance income/(expense)	[1]	(757)	(588)
Income tax expense		(28)	(83)
Profit/(loss)		(638)	(141)
Income from subsidiaries		7,475	5,995
Profit of the period		6,837	5,855
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses		1,008	1,081
Other operating income/(expenses)	[1]	(4)	(4)
Profit/(loss) from operations		1,004	1,077
Net finance income/(expense)	[1]	(2,832)	(1,496)
Income tax expense		402	129
Profit/(loss)		(1,426)	(290)
Income from subsidiaries		1,220	408
Profit of the period		(206)	118
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(expense)	[1]	13	18
Income tax expense		(3)	(4)
Profit/(loss)		10	14
Profit of the period		10	14
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		12,632	12,877
Cost of sales		(5,791)	(6,024)
Gross profit		6,840	6,852
Selling, general and administrative expenses		(5,649)	(5,607)
Other operating income/(expenses)	[1]	(119)	(106)
Profit/(loss) from operations		1,073	1,139
Net finance income/(expense)	[1]	71	(891)
Share of result of associates and joint ventures		2
Income tax expense		(165)	(76)
Profit/(loss)		980	172
Income from subsidiaries		239	236
Profit of the period		1,220	408
Brandbrew, Brandbev and Cobrew [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses		17	0
Other operating income/(expenses)		1	0	[1]
Profit/(loss) from operations		18	0
Net finance income/(expense)	[1]	36	248
Income tax expense		(4)	(9)
Profit/(loss)		50	240
Income from subsidiaries		1,632	869
Profit of the period		1,681	1,109
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		(60)	(61)
Cost of sales		55	55
Gross profit		(5)	(6)
Selling, general and administrative expenses		4	6
Income from subsidiaries		(10,566)	(7,509)
Profit of the period		$ (10,566)	$ (7,509)

[1]	Other operating income/(expenses) and Net finance income/(expense) include exceptional items.